Property, plant and equipment and right-of-use assets - Depreciation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 315,967	$ 385,203	$ 421,574
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	304,384	373,889	411,579
Administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 11,583	$ 11,314	$ 9,995